Abacus Settlements LLC - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Abacus Settlements, LLC - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Advertising expense	$ 374,371	$ 741,789	$ 1,414,828
Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	23.00%	60.00%
Life Settlement Commission Expense Benchmark | Broker Concentration Risk | Two Brokers
Concentration Risk [Line Items]
Concentration risk percentage		10.00%